STOCKHOLDERS’ EQUITY - Dividends Declared and Paid (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended	3 Months Ended		9 Months Ended
	Aug. 22, 2022	May 24, 2022	Mar. 14, 2022	May 28, 2021	Jan. 29, 2021	Jan. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Equity [Abstract]
Cash dividend paid (in USD per share)	$ 0.08	$ 0.08	$ 0.08	$ 0.03	$ 0.01	$ 0.08
Dividends							$ (7,695)	$ 0	$ (22,925)	$ (17,092)